LEASES - Consolidated income statement (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items
Depreciation charge of right-of-use assets	¥ 163	¥ 635
Income Statement Locations
Statement Line Items
Depreciation charge of right-of-use assets	6,564	7,035
Interest expense	¥ 753	¥ 1,094